UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 144.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 144.4% (100.0% of Total Investments)

	Alabama – 0.8% (0.5% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,	11/16 at 100.00	AA+ (4)	$ 3,851,186
	Series 2006C-2, 5.000%, 11/15/36 (Pre-refunded 11/15/16) (UB)
500	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama,	2/26 at 100.00	A–	522,115
	Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 3.000%, 2/01/29
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	10/16 at 100.00	AA	1,005,830
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
5,300	Total Alabama			5,379,131
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	10/16 at 100.00	B3	3,948,080
500	5.000%, 6/01/46	10/16 at 100.00	B3	494,990
4,500	Total Alaska			4,443,070
	Arizona – 3.7% (2.6% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,098,188
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	2,968,775
	Series 2014A, 5.000%, 12/01/39
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A1	1,696,484
2,500	5.000%, 7/01/32	7/22 at 100.00	A1	2,839,075
2,000	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,065,600
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,500	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF2216, Formerly	7/17 at 100.00	AA (4)	2,846,000
	Tender Option Bond Trust 11032, 13.750%, 7/01/31 – AGM Insured (Pre-refunded 7/01/17) (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds,	7/18 at 100.00	AA–	5,767,600
	Tender Option Bond Trust 2016-XF0388, 8.741%, 7/01/38 (IF) (5)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	4,442,324
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	1,318,867
	Project, Series 2014, 5.000%, 6/01/34 – BAM Insured
860	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds,	10/16 at 100.00	N/R	861,290
	Series 2005, 6.000%, 7/01/30
22,380	Total Arizona			25,904,203
	California – 21.9% (15.1% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	1,766,265
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
180	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	214,231
	Series 2013A, 5.000%, 7/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA– (4)	5,575,295
	5.000%, 11/15/42 (Pre-refunded 11/15/16) (UB)
1,390	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	1,955,105
	Bond Trust 2015-XF0078, 12.782%, 5/15/40 (IF)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	11/19 at 100.00	A+	954,958
	Series 2009-I, 6.375%, 11/01/34
1,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	3/20 at 100.00	A+	1,795,027
	Series 2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	AA–	2,402,631
3,000	5.500%, 3/01/40	3/20 at 100.00	AA–	3,446,070
6,330	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB+	7,308,048
	University Medical Center, Series 2016A, 5.000%, 12/01/41
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist
	Homes of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	1,025,739
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,185,664
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds,	1/19 at 100.00	N/R (4)	1,183,833
	Aspire Public Schools, Series 2010, 6.000%, 7/01/40 (Pre-refunded 1/01/19)
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of	8/17 at 100.00	BBB+	1,032,920
	Los Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.750%, 7/01/30 (6)	10/16 at 100.00	CCC	1,000,010
2,000	5.500%, 7/01/39 (6)	10/16 at 100.00	CCC	2,000,020
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	1,610,028
	Subordinate Series 2011A, 7.000%, 12/01/36
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	1,978,025
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,800,435
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale	12/16 at 100.00	A (4)	2,034,980
	Redevelopment Project, Series 2010, 5.500%, 12/01/24 (Pre-refunded 12/01/16)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	B–	3,023,490
1,000	5.750%, 6/01/47	6/17 at 100.00	B–	1,020,330
610	5.125%, 6/01/47	6/17 at 100.00	B–	610,153
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	12,105,456
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
2,000	Los Rios Community College District, Sacramento County, California, General Obligation Bonds,	8/19 at 100.00	AA– (4)	2,282,520
	Series 2009D, 5.375%, 8/01/34 (Pre-refunded 8/01/19)
250	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien	9/21 at 100.00	A–	313,818
	Series 2011A, 7.000%, 9/01/31
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	565,690
	California, Series 2010, 5.375%, 3/15/36
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	8,258,927
	Series 2011, 5.875%, 8/01/31
1,160	Mount San Antonio Community College District, Los Angeles County, California,	8/35 at 100.00	AA	1,020,730
	General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,149,468
	2009A, 7.000%, 11/01/34
855	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	AA–	932,395
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	No Opt. Call	AA–	19,716,758
	Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,417,066
	6.750%, 11/01/39
1,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,803,417
	5.250%, 11/01/21
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	Aaa	18,862,418
	Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,953,100
	5.500%, 5/01/32
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	895,120
	School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	8/36 at 100.00	AA	4,828,900
	Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A– (4)	775,309
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	2,259,060
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
5,360	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	6,260,426
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,089,088
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation	8/23 at 100.00	AA–	5,986,850
	Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A+	1,246,330
	Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23
85	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista	12/16 at 100.00	N/R	85,512
	Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/21 at 100.00	AA–	2,327,600
	Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	AA	3,317,888
	2011B, 0.000%, 8/01/36 – AGM Insured (7)
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	4,728,520
	2011C, 5.250%, 8/01/47
131,675	Total California			153,105,623
	Colorado – 9.3% (6.4% of Total Investments)
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015,	12/25 at 100.00	AA	3,547,080
	5.000%, 12/01/35 – BAM Insured
1,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	1,023,690
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB	3,572,256
	Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/24 at 100.00	A	1,172,400
	Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30
1,250	Colorado Educational and Cultural Facilities Authority, Revenue and Refunding Bonds,	No Opt. Call	A+	1,472,188
	University Corporation for Atmospheric Research Project, Series 2012A, 4.500%, 9/01/22
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	8/19 at 100.00	N/R	1,607,808
	Series 2009A, 7.750%, 8/01/39
3,020	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A–	3,485,654
	Series 2013A, 5.250%, 1/01/40
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28	No Opt. Call	A–	3,152,416
2,395	5.000%, 6/01/40	No Opt. Call	A–	2,745,365
220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	264,266
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
2,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	2,281,486
	Series 2005B, 5.250%, 3/01/36 – AGM Insured
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	11/20 at 100.00	N/R (4)	756,913
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30 (Pre-refunded 11/15/20)
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/18 at 100.00	A–	807,780
	Association, Series 2008, 5.500%, 5/15/28
375	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	10/16 at 100.00	BBB+	376,088
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	1,089,450
	Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	2,174,140
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 –	8/24 at 100.00	AA	3,545,880
	AGM Insured
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,398,980
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A,	11/23 at 100.00	A	1,159,870
	5.250%, 11/15/43 (Alternative Minimum Tax)
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement	8/26 at 100.00	AA	2,011,100
	Series 2016A, 4.000%, 8/01/46
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation
	Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	A3	209,860
150	0.000%, 9/01/37	No Opt. Call	A3	76,733
75	0.000%, 9/01/38	No Opt. Call	A3	37,330
20	0.000%, 9/01/39	No Opt. Call	A3	9,667
110	0.000%, 9/01/41	No Opt. Call	A3	49,924
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	726,045
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	1,460,861
50	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	32,502
2,795	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	1,757,356
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	60,677
385	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/28 –	No Opt. Call	AA–	278,998
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	AA–	194,487
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	5,254,655
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	555,740
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
1,860	Metropolitan State University of Denver, Institutional Enterprise Revenue Bonds, Colorado,	12/25 at 100.00	Aa2	2,058,369
	Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40
5,055	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA (4)	6,158,254
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA (4)	3,531,390
	Series 2009, 6.250%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured
700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	1,060,262
	Utilities, Series 2008, 6.500%, 11/15/38
2,365	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	BBB+	2,744,583
	Activity Bonds, Series 2010, 6.000%, 1/15/41
69,240	Total Colorado			64,902,503
	Connecticut – 1.4% (0.9% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA	4,043,936
	University, Series 2012H, 5.000%, 7/01/24 – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds,
	Tender Option Bond Trust 2016-XG0059:
1,295	15.645%, 1/01/32 (IF) (5)	1/23 at 100.00	Aa3	2,224,434
190	15.505%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	317,652
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	2,958,200
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
7,415	Total Connecticut			9,544,222
	District of Columbia – 4.2% (2.9% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	No Opt. Call	AAA	29,152,449
	5.500%, 10/01/23 – AGM Insured (UB)
	Florida – 10.7% (7.4% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	11/23 at 100.00	BBB	1,658,666
	Series 2013A, 5.000%, 11/15/37
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB–	487,629
875	5.000%, 9/01/48	9/23 at 100.00	BBB–	947,030
1,000	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds,	4/19 at 100.00	A (4)	1,168,380
	Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%,	10/21 at 100.00	AA	5,054,418
	10/01/41 – AGM Insured
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	N/R	111,138
	Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/22 at 100.00	A–	4,807,576
	University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	A–	1,375,596
	University, Refunding Series 2011, 6.375%, 4/01/31
5,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	5,797,749
	Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)
2,145	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A–	2,560,058
	Series 2015A, 5.000%, 10/01/44
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub,	10/17 at 100.00	AA–	13,496,470
	Series 2007B, 4.500%, 10/01/31 – NPFG Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35	10/24 at 100.00	A	5,862,100
	(Alternative Minimum Tax)
3,010	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38	10/25 at 100.00	A	3,544,937
	(Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA	1,146,580
	10/01/39 – AGM Insured
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	8,284,145
	5.000%, 10/01/42
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	4,575,200
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/17 at 100.00	N/R	3,044,100
	Development Unit 46B, Series 2007A, 5.350%, 8/01/41
1,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project,	11/17 at 100.00	A (4)	1,389,115
	Series 2007, 5.875%, 11/15/37 (Pre-refunded 11/15/17)
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	6,104,214
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,752,930
	Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44
65	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	52,692
	Capital Appreciation, Series 2012A–2, 0.000%, 5/01/39 (7)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	118,328
	Capital Appreciation, Series 2012A–3, 0.000%, 5/01/40 (7)
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	38,302
	Capital Appreciation, Series 2012A–4, 0.000%, 5/01/40 (7)
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	5/18 at 100.00	N/R	1
	Series 2007-3, 6.650%, 5/01/40 (8)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,245
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (8)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	202,212
	2012A-1, 6.650%, 5/01/40
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	182,019
	2015-1, 0.000%, 5/01/40 (8)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	95,787
	2015-2, 0.000%, 5/01/40 (8)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (8)
1,130	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	10/16 at 100.00	N/R	1,131,379
	5.400%, 5/01/37
67,920	Total Florida			74,998,998
	Georgia – 2.2% (1.5% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	Aa3	2,249,156
	Senior Lien Series 2015A-1, 5.250%, 7/01/40
865	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	987,986
	7.500%, 1/01/31
1,510	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.250%,	11/19 at 100.00	AA	1,701,287
	11/01/34 – AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AA–	2,361,620
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,802,300
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
3,285	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	3,853,009
	5.000%, 7/01/60
265	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A1	289,505
	Series 1997E, 6.500%, 1/01/20
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/21 at 100.00	Baa2	1,426,290
	Series 2012A, 5.250%, 10/01/27
13,465	Total Georgia			15,671,153
	Guam – 0.4% (0.3% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	835,418
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	1,958,629
	Series 2010, 5.625%, 7/01/40
2,535	Total Guam			2,794,047
	Hawaii – 0.5% (0.4% of Total Investments)
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A1	3,631,320
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 0.2% (0.1% of Total Investments)
1,155	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	1,319,599
	Mitigation Series 2012A, 4.750%, 9/01/26
	Illinois – 15.2% (10.6% of Total Investments)
6,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	B+	6,627,000
	Series 2016A, 7.000%, 12/01/44
2,404	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	3/17 at 100.00	Ba3	2,463,212
	Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24
3,150	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AA	3,352,608
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,
	Series 2002:
700	4.500%, 11/01/36	11/24 at 100.00	A	746,676
4,000	4.450%, 11/01/36	11/25 at 102.00	A2	4,363,280
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	424,539
	School Project, Series 2015A, 6.000%, 12/01/45
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB	5,572,732
4,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	5,444,213
	5.000%, 9/01/39
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39	11/19 at 100.00	AA+	1,287,518
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,059,640
	5.625%, 1/01/37
960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,117,190
	6.000%, 5/15/39
3,215	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A,	11/25 at 100.00	A	3,800,259
	5.000%, 11/15/45
2,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	2,356,561
	5.125%, 5/15/35
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	1,201,060
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	499,233
390	6.000%, 7/01/43	7/23 at 100.00	A–	479,462
2,910	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	BBB	3,274,274
	Series 2009, 6.125%, 5/15/25
90	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (4)	103,447
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	Aaa	1,104,530
	Refunding Series 2006B, 5.250%, 11/01/35 (Pre-refunded 11/01/18) – NPFG Insured
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	Aaa	1,302,739
	Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	1,048,880
	8/01/37 (Pre-refunded 8/01/17)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,368,880
3,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	3,564,570
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	1,123,070
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,	8/20 at 100.00	AA–	1,592,416
	Series 2009B, 5.000%, 8/15/26
500	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A,	10/16 at 100.00	N/R	500,915
	5.875%, 2/15/26
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	BBB+	3,901,205
4,000	5.250%, 2/01/31	2/24 at 100.00	BBB+	4,455,760
695	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/36	5/24 at 100.00	BBB+	754,416
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB+	2,624,660
	Illinois State, General Obligation Bonds, Series 2012A:
3,600	4.000%, 1/01/26	1/22 at 100.00	BBB+	3,729,528
415	5.000%, 3/01/37	3/22 at 100.00	BBB+	441,141
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB+	2,784,700
465	5.500%, 7/01/38	7/23 at 100.00	BBB+	518,694
1,430	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AAA	1,559,587
700	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,149,239
	2015-XF0051, 16.421%, 1/01/21 (IF)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	3,077,475
	2015-XF0052, 16.500%, 1/01/21 (IF)
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	1,711,208
	5.250%, 1/01/39 – AGM Insured
1,525	McCook, Illinois, General Obligation Bonds, Series 2008, 5.200%, 12/01/30	12/18 at 100.00	BBB	1,651,377
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB	2,134,150
	Refunding Series 2015B, 5.000%, 6/15/52
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AA	1,140,741
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,249,050
	Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	2,483,150
	Project, Series 2002A, 0.000%, 12/15/34 – NPFG Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,832,999
4,000	6.250%, 6/01/24	10/16 at 100.00	A	4,018,640
800	6.000%, 6/01/28	6/21 at 100.00	A–	960,152
1,505	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 –	3/25 at 100.00	AA	1,778,850
	AGM Insured
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,952,074
	6.000%, 10/01/32
98,879	Total Illinois			106,687,700
	Indiana – 1.9% (1.3% of Total Investments)
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project,	2/22 at 100.00	A–	1,794,781
	Refunding Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	1,050,441
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	BBB–	1,605,795
	Project, Refunding Series 2010, 5.125%, 3/01/30
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
3,015	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	3,399,352
1,420	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	1,591,593
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
500	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	576,455
260	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	290,446
	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint
	Francis Health Services Inc., Series 2006E:
475	5.250%, 11/01/25 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa3 (4)	513,931
530	5.250%, 11/01/29 (Pre-refunded 5/01/18) – AGM Insured	5/18 at 100.00	Aa3 (4)	573,439
1,275	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,600,559
	7.000%, 1/01/44 (Alternative Minimum Tax)
11,580	Total Indiana			12,996,792
	Iowa – 1.8% (1.3% of Total Investments)
1,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,572,585
	Series 2012, 4.750%, 8/01/42
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,318,210
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	10/16 at 100.00	B+	8,000,480
	5.500%, 6/01/42
12,500	Total Iowa			12,891,275
	Kansas – 0.7% (0.5% of Total Investments)
1,240	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3 (4)	1,480,597
	Series 2011A, 5.000%, 9/01/26 (Pre-refunded 9/01/21)
1,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/	11/19 at 100.00	AA	1,767,535
	Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29
1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008,	9/17 at 100.00	A+	1,037,910
	5.000%, 9/01/29
575	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	613,220
	Mall Project, Series 2010, 5.900%, 4/01/32
80	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single	No Opt. Call	Aaa	84,134
	Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
10	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	7,640
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
4,445	Total Kansas			4,991,036
	Kentucky – 2.2% (1.5% of Total Investments)
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,288,160
	Medical Health System, Series 2010A, 6.000%, 6/01/30
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	3,162,951
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
2,500	Louisville-Jefferson County Metro Government, Kentucky, Revenue Bonds, Bellarmine University	5/18 at 100.00	Baa3	2,667,550
	Inc. Project, Refunding & Improvement Series 2008A, 6.000%, 5/01/38
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement
	and Refunding Series 2011:
5,000	6.250%, 3/01/31	3/21 at 100.00	A3	5,889,950
1,375	6.500%, 3/01/41	3/21 at 100.00	A3	1,620,176
13,605	Total Kentucky			15,628,787
	Louisiana – 3.2% (2.2% of Total Investments)
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority,	11/17 at 100.00	BBB+	1,070,790
	Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	8/20 at 100.00	BBB+	1,646,381
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
8,655	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	9,833,032
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
1,810	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	1,868,680
	Series 2007A, 5.500%, 5/15/47
690	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	717,510
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
6,235	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	7,257,665
	5.000%, 1/01/40 (Alternative Minimum Tax)
19,770	Total Louisiana			22,394,058
	Maine – 0.8% (0.5% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,294,420
1,000	6.750%, 7/01/41	7/21 at 100.00	BBB–	1,145,750
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,945,303
	5.000%, 7/01/40
4,720	Total Maine			5,385,473
	Maryland – 0.1% (0.1% of Total Investments)
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	547,945
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
	Massachusetts – 2.5% (1.7% of Total Investments)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option
	Bond Trust 2016-XG0070:
505	15.763%, 10/01/48 (IF) (5)	10/23 at 100.00	A+	883,174
930	15.674%, 10/01/48 (IF) (5)	10/23 at 100.00	A+	1,625,584
1,825	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the	9/16 at 100.00	N/R	1,826,570
	Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/17 at 100.00	N/R	672,009
	Project, Series 2007A, 6.750%, 10/15/37
845	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/20 at 100.00	N/R	954,605
	Project, Series 2010, 7.625%, 10/15/37
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds,	11/17 at 100.00	BB+	764,273
	Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,411,638
	5.125%, 1/01/25
2,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Healthcare,	7/26 at 100.00	A–	2,718,725
	Refunding Series 2016I, 4.000%, 7/01/41
2,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	3,235,617
	University Issue, Series 2009A, 5.750%, 7/01/39
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+ (4)	3,183,492
	8/01/46 (Pre-refunded 2/01/17) – AGM Insured
15,245	Total Massachusetts			17,275,687
	Michigan – 1.4% (1.0% of Total Investments)
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,727,500
	5.000%, 11/01/30
3,495	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	3,992,443
	Refunding Series 2009, 5.750%, 11/15/39
365	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	12/16 at 100.00	Aa2 (4)	370,585
	Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
1,165	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Michigan House of Representatives	10/18 at 100.00	AA	1,273,427
	Facilities, Series 2008A, 5.250%, 10/15/23 – AGC Insured
1,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	1,415,580
	Airport, Series 2015D, 5.000%, 12/01/45
8,725	Total Michigan			9,779,535
	Minnesota – 3.1% (2.1% of Total Investments)
1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project,	8/16 at 102.00	BB+	1,021,060
	Series 2008, 5.750%, 8/01/42
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,014,070
	Refunding Series 2007, 5.000%, 6/01/29
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	6,046,300
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	2,144,680
	Schools Academy, Series 2010A, 5.875%, 11/01/40
2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health	7/19 at 100.00	Aaa	2,295,080
	Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care
	Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	539,750
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,074,480
1,520	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue	12/24 at 100.00	BBB–	1,657,180
	Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50
495	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	Aaa	502,064
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36 (Pre-refunded 11/15/16)
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax	No Opt. Call	N/R	429,272
	Increment Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26
750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,	11/25 at 100.00	BBB–	911,910
	HealthEast Inc., Series 2015A, 5.000%, 11/15/29
3,835	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan,	8/17 at 100.00	AAA	3,906,868
	Series 2007A, 3.500%, 2/01/28
19,500	Total Minnesota			21,542,714
	Mississippi – 0.4% (0.3% of Total Investments)
620	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/16 at 100.00	BBB	639,778
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Mississippi Development Bank, Special Obligation Bonds, City of Jackson General Obligation
	Street Resurfacing Project, Series 2009:
1,325	5.500%, 1/01/23	1/19 at 100.00	A+	1,461,276
850	5.800%, 1/01/24	1/19 at 100.00	A+	941,333
2,795	Total Mississippi			3,042,387
	Missouri – 2.8% (1.9% of Total Investments)
1,500	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%,	8/18 at 100.00	A (4)	1,649,085
	8/01/38 (Pre-refunded 8/01/18)
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series	11/24 at 100.00	AA+	568,400
	2014A, 4.000%, 11/01/33
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,233,720
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
550	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	No Opt. Call	A	600,298
	Project, Series 2005A, 6.000%, 6/01/20
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	3,525,245
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,045	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,213,266
	CoxHealth, Series 2013A, 5.000%, 11/15/44
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of	6/22 at 100.00	BBB+	416,744
	St. Louis Project, Series 2015, 3.500%, 6/15/30
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	4,353,783
	Series 2011, 5.000%, 4/01/26
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds,	1/17 at 100.00	N/R	1,010,150
	Series 2006, 5.000%, 1/01/37
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation,	12/21 at 100.00	AA	2,157,800
	Series 2015, 4.125%, 12/01/38
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport,	7/22 at 100.00	A–	524,374
	Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (Alternative Minimum Tax)
575	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	No Opt. Call	BBB–	619,137
	of Chesterfield, Series 2012, 5.000%, 9/01/42
375	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	443,509
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
17,290	Total Missouri			19,315,511
	Nebraska – 2.4% (1.6% of Total Investments)
1,500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,714,200
	5.000%, 9/01/32
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC Insured	9/16 at 100.00	AA (4)	11,251,785
	(Pre-refunded 9/02/16) (UB) (5)
	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008:
1,250	5.000%, 5/15/33 (Pre-refunded 5/15/18)	5/18 at 100.00	Aa1 (4)	1,349,075
2,100	5.000%, 5/15/38 (Pre-refunded 5/15/18)	5/18 at 100.00	Aa1 (4)	2,266,446
16,065	Total Nebraska			16,581,506
	Nevada – 0.9% (0.7% of Total Investments)
4,025	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,660,709
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	1,925,968
	6/15/30 (Pre-refunded 6/15/19)
5,625	Total Nevada			6,586,677
	New Jersey – 2.0% (1.4% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	1,089,792
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	629,104
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	713,382
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	726,723
	University Hospital, Series 2007, 5.750%, 7/01/37
830	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	978,645
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	956,616
	Bond Trust 2016-XG0001, Formerly Tender Option Bond Trust PA–4643, 18.488%, 6/01/30 (IF) (5)
855	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	959,643
	2006A, 5.250%, 12/15/20
2,840	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	3,155,694
	5.000%, 6/15/45
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	766,241
4,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	4,169,548
	Series 2007-1A, 4.750%, 6/01/34
12,880	Total New Jersey			14,145,388
	New Mexico – 0.6% (0.4% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	10/16 at 100.00	A3	883,555
1,295	5.125%, 6/01/19	10/16 at 100.00	A3	1,300,310
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	BBB+	2,278,840
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,462,705
	New York – 5.7% (3.9% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,232,374
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,542,435
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	591,709
	Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012	2/21 at 100.00	A	1,775,055
	Series 2011A, 5.750%, 2/15/47
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,135,330
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	3,580,050
	5.000%, 9/01/39
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,136,680
	5.000%, 11/15/34
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	AA–	5,948,400
	5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (9)	10/17 at 100.00	N/R	169,985
1,000	5.875%, 10/01/46 (10)	10/17 at 102.00	N/R	339,970
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System	6/19 at 100.00	AA+	736,620
	Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 16.598%, 6/15/39 (IF)
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,753,050
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,040	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB	1,157,478
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/26 (Mandatory put 8/01/21) (Alternative Minimum Tax)
5,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	5,219,450
	Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/46 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	Baa1	682,311
1,325	6.000%, 12/01/42	12/20 at 100.00	Baa1	1,561,698
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing	12/20 at 100.00	BBB–	1,341,522
	At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30
36,180	Total New York			39,904,117
	North Carolina – 0.2% (0.2% of Total Investments)
1,500	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,	6/18 at 100.00	BBB	1,604,640
	Meredith College, Series 2008A, 6.125%, 6/01/35
	North Dakota – 0.4% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,703,774
	6.250%, 11/01/31
	Ohio – 5.4% (3.7% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Senior Lien, Series 2007A–2:
5,905	5.125%, 6/01/24	6/17 at 100.00	B–	5,832,309
2,440	5.875%, 6/01/30	6/17 at 100.00	B–	2,440,244
720	5.750%, 6/01/34	6/17 at 100.00	B–	716,760
3,065	6.000%, 6/01/42	6/17 at 100.00	B–	3,065,705
1,345	6.500%, 6/01/47	6/17 at 100.00	B–	1,375,370
475	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	485,298
	Revenue Bonds, Senior Lien, Series 2007A–3, 6.250%, 6/01/37
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,125	5.250%, 11/01/29	11/20 at 100.00	A	1,317,791
1,000	5.750%, 11/01/40	11/20 at 100.00	A	1,189,340
5,000	5.500%, 11/01/40	11/20 at 100.00	A	5,890,400
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	844,140
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B	1,389,248
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group,	11/21 at 100.00	AA	7,064,027
	Series 2011A, 6.000%, 11/15/41
1,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Upper Valley Medical Center Inc.,	8/16 at 100.00	A	1,003,720
	Refunding Series 2006, 5.250%, 5/15/26
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,134,620
	Project, Refunding Series 2011, 5.125%, 8/01/31
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System	2/23 at 100.00	BB+	2,194,920
	Obligated Group Project, Series 2013, 5.000%, 2/15/33
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	891,816
	Project, Series 2009E, 5.625%, 10/01/19
1,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Refunding	1/26 at 100.00	A	1,075,430
	Series 2016A, 4.000%, 1/15/46
34,800	Total Ohio			37,911,138
	Oklahoma – 1.7% (1.2% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB	751,950
	5.375%, 9/01/36
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A,	6/24 at 100.00	AA	5,643,170
	5.000%, 6/01/45 – BAM Insured (Alternative Minimum Tax)
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,364,428
	System, Series 2006, 5.000%, 12/15/36 (UB) (5)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	90,558
	System, Tender Option Bond Trust 2016-XF0390, 8.161%, 12/15/36 (IF) (5)
11,103	Total Oklahoma			11,850,106
	Pennsylvania – 4.7% (3.3% of Total Investments)
1,100	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	B	1,082,818
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009,
	6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	2,256,660
	Pittsburgh Medical Center, Series 2009A, 5.375%, 8/15/29
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	1,008,450
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	111,901
	Ministries Project, Series 2009, 6.125%, 1/01/29
900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (4)	1,017,639
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008,	10/18 at 100.00	BBB (4)	1,115,890
	6.000%, 10/01/30 (Pre-refunded 10/01/18)
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	439,156
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,193,509
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	5,101,124
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1,	12/24 at 100.00	A–	2,351,140
	5.000%, 12/01/38
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A–	7,300,125
	5.000%, 12/01/45
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	1,844,394
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	1,713,050
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	2,622,812
	Hospital Project, Refunding and Improvement Series 2011, 5.500%, 8/01/20
29,555	Total Pennsylvania			33,158,668
	Puerto Rico – 0.4% (0.3% of Total Investments)
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	3,082,240
	8/01/42 – FGIC Insured
	South Carolina – 2.6% (1.8% of Total Investments)
750	Educational Facilities Authority of Private Non-Profit Institutions of Higher Learning, South Carolina,	4/17 at 100.00	A– (4)	770,078
	Revenue Bonds, Wofford College, Series 2007A, 4.500%, 4/01/30 (Pre-refunded 4/01/17)
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	10/25 at 100.00	AA–	1,968,197
	Furman University, Refunding Series 2015, 5.000%, 10/01/45
12,805	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/24 at 100.00	AA–	15,232,572
	Series 2014C, 5.000%, 12/01/39
15,195	Total South Carolina			17,970,847
	South Dakota – 0.8% (0.5% of Total Investments)
1,300	Deadwood, South Dakota, Sales Tax Revenue Bonds, Series 2009B, 6.250%, 12/01/28	12/19 at 100.00	N/R	1,418,261
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,718,172
	Series 2014B, 5.000%, 11/01/44
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	1,081,590
	Series 2015, 5.000%, 11/01/45
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education	8/18 at 100.00	AA+ (4)	1,096,900
	Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured
4,670	Total South Dakota			5,314,923
	Tennessee – 2.9% (2.0% of Total Investments)
2,425	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A–	2,788,095
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	BBB+	3,458,880
3,200	5.000%, 11/01/24	11/21 at 100.00	BBB+	3,704,224
3,400	5.000%, 11/01/25	11/21 at 100.00	BBB+	3,917,650
320	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	7/26 at 100.00	A3	385,072
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A,
	5.000%, 7/01/46
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+ (4)	5,674,950
	Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39
	(Pre-refunded 10/01/19)
17,345	Total Tennessee			19,928,871
	Texas – 15.3% (10.6% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,086,300
	4.250%, 8/15/36 (UB)
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,193,870
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,190,130
1,100	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A,	1/23 at 100.00	AA	1,257,993
	5.000%, 1/01/43 – AGM Insured
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%,	1/20 at 100.00	BBB+ (4)	1,459,150
	1/01/25 (Pre-refunded 1/01/20)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,000	5.000%, 1/01/40	7/25 at 100.00	BBB+	1,189,120
1,720	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,036,256
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools,	8/23 at 100.00	BBB	1,223,240
	Series 2013, 6.000%, 8/15/43
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	218,134
	5.250%, 9/01/44
2,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,674,877
	2013A, 5.125%, 10/01/43
215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	230,865
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	1,852,728
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/28
12,030	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A,	No Opt. Call	AA+ (4)	11,001,315
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A,	No Opt. Call	AA+	4,262,825
	0.000%, 12/01/22 – AGM Insured
1,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds,	2/18 at 100.00	Aa1	1,068,270
	Series 2008A, 5.250%, 2/15/22 – AGC Insured
410	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project,	10/18 at 103.00	BB–	438,274
	Series 2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital	9/31 at 100.00	AA+	2,141,986
	Appreciation Series 2011C, 0.000%, 9/01/43 (7)
205	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A1	229,692
895	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	N/R (4)	1,015,369
	(Pre-refunded 1/01/19)
145	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA	154,551
	5.750%, 1/01/40 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A:
540	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AA (4)	579,523
415	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AA (4)	445,374
2,050	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	2,405,409
	5.000%, 1/01/40
4,370	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	4,689,840
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
1,770	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	2,124,991
	5.000%, 1/01/34
3,500	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A,	2/18 at 100.00	Aaa	3,752,770
	5.250%, 2/15/34 (Pre-refunded 2/15/18)
1,000	Round Rock Independent School District, Williamson and Travis Counties, Texas, General	8/18 at 100.00	Aaa	1,082,820
	Obligation Bonds, School Building Series 2009, 5.000%, 8/01/27
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company,	10/16 at 100.00	C	16,960
	Series 2001C, 5.200%, 5/01/28 (8)
1,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/19 at 100.00	AA	1,453,699
	Bonds, Hendrick Medical Center, Series 2009B, 5.250%, 9/01/26 – AGC Insured
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
140	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	165,952
1,770	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	2,101,981
7,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	7,659,975
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
600	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	11/16 at 100.00	BBB	609,354
	Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	826,508
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
1,000	5.000%, 12/15/27	No Opt. Call	A3	1,168,340
4,515	5.000%, 12/15/29	No Opt. Call	A3	5,216,812
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	1,924,382
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,
	LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,201,590
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,186,860
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,
	NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	1,698,133
380	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	475,333
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (4)	1,046,819
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
8,335	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 59.60	A–	3,916,949
	Refunding Series 2015B, 0.000%, 8/15/36
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	7,147,715
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	8,650,463
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,159,576
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,824,424
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BBB	1,373,140
	Manor, Series 2010, 7.000%, 11/01/30
108,680	Total Texas			106,830,637
	Virgin Islands – 0.1% (0.1% of Total Investments)
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB–	867,281
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.5% (1.1% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College,	9/16 at 100.00	CCC	969,899
	Series 2006, 5.000%, 9/01/26
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation	7/28 at 100.00	BBB	425,755
	Series 2012B, 0.000%, 7/15/40 (7)
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue	4/17 at 100.00	AA+	1,022,879
	Bonds, FHA–Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48
	(Alternative Minimum Tax)
4,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding	10/23 at 100.00	AA–	5,334,929
	Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
2,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	2,395,239
500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	580,289
9,515	Total Virginia			10,728,990
	Washington – 2.1% (1.5% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	11,016,334
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	Baa1	955,694
	Services Association, Series 2009, 6.250%, 7/01/24
1,155	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	N/R (4)	1,342,825
	Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (4)	1,067,869
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement	No Opt. Call	BBB–	340,847
	Community, Refunding Series 2012, 5.000%, 1/01/48
14,665	Total Washington			14,723,569
	West Virginia – 1.1% (0.8% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,190,758
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	1,060,229
	Series 2008, 6.500%, 10/01/38
4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	4,779,039
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
6,965	Total West Virginia			8,030,026
	Wisconsin – 1.6% (1.1% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic,	2/19 at 100.00	A3 (4)	922,172
	Inc., Series 2009, 5.875%, 2/15/39 (Pre-refunded 2/15/19)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare,	7/23 at 100.00	A	5,798,549
	Inc., Series 2013B, 5.000%, 7/01/36
1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,124,226
	Inc., Series 2010B, 5.125%, 4/01/36
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	3,181,282
	Series 2011A, 5.250%, 10/15/39
9,600	Total Wisconsin			11,026,229
$ 937,427	Total Municipal Bonds (cost $883,641,759)			1,010,737,550

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 170	Las Vegas Monorail Company, Senior Interest Bonds, (11), (12)	5.500%	7/15/19	N/R	$ 51,035
45	Las Vegas Monorail Company, Senior Interest Bonds, (11), (12)	5.500%	7/15/55	N/R	13,572
$ 215	Total Corporate Bonds (cost $19,307)				64,607
	Total Long-Term Investments (cost $883,661,066)				1,010,802,157
	Floating Rate Obligations – (6.7)%				(47,175,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (6.2)% (13)				(43,500,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference (33.8)% – (14)				(236,800,000)
	Other Assets Less Liabilities – 2.3%				16,540,151
	Net Assets Applicable to Common Shares – 100%				$ 699,867,308

Fair Value Measurements
Fair value is defined as the price that the fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,010,737,550	$ —	$1,010,737,550
Corporate Bonds	—	—	64,607	64,607
Total	$ —	$1,010,737,550	$64,607	$1,010,802,157

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $836,539,605.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$130,474,240
Depreciation	(3,284,563)
Net unrealized appreciation (depreciation) of investments	$127,189,677

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (”Fitch“) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750%
to 2.300%.
(10)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875%
to 2.350%.
(11)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(12)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(13)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of
Total Investments is 4.3%.
(14)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of
Total Investments is 23.4%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016